Derivative Liabilities	12 Months Ended
Mar. 31, 2017
Predecessor
Derivative Liabilities

6. DERIVATIVE LIABILITIES

As described in Note 5, the Company issued convertible notes that contain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date and to fair value as of each subsequent reporting date.  During the years ending March 31, 2017 and 2016, the Company had the following activity in their derivative liability account:

Derivative liability at March 31, 2015	$-
Derivative liability recorded on new instruments	674,828
Elimination of derivative liability on conversion	(6,891)
Reclass derivative liability to equity upon convertible note payoff	(162,190)
Change in fair value of derivative liability	(246,939)
Derivative liability at March 31, 2016	258,808
Derivative liability recorded on new instruments	286,340
Elimination of derivative liability on conversion	(128,490)
Reclass derivative liability to equity upon convertible note payoff	(277,778)
Gain on settlement	(17,439)
Change in fair value of derivative liability	(84,284)
Derivative liability at March 31, 2017	$37,157

The Company recorded the aggregate fair value of $674,828 of embedded derivatives on their notes entered into during the year ended March 31, 2016, which was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 225.82% to 413.63%, (3) weighted average risk-free interest rate of 0.36 % to 0.70%, (4) expected life of 0.76 to 2.00 years, and (5) estimated fair value of the Company’s common stock of $0.129 to $0.31 per share. The determined fair value of the debt derivatives of $674,828 was charged as a debt discount up to the net proceeds of the notes with the remainder of $343,827 charged to current period operations as non-cash interest expense.

At March 31, 2016, the Company marked to market the fair value of the debt derivatives and determined a fair value of $258,808. The Company recorded a gain from change in fair value of debt derivatives of $246,939 for the year ended March 31, 2016. The fair value of the embedded derivatives was determined using Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 412.94%, (3) weighted average risk-free interest rate of 0.39% to 0.59%, (4) expected life of 0.42 to 1.49 years, and (5) estimated fair value of the Company’s common stock of $0.10 per share.

During the year ended March 31, 2017 the Company recorded an aggregate fair value of $333,996 of embedded derivatives on their new notes entered into which was determined using the Binominal Option Pricing Model with the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 413.63% to 451.23%, (3) weighted average risk-free interest rate of 0.40 % to 0.68%, (4) expected life of 0.42 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.009 to $0.10 per share.

At March 31, 2017, the Company marked to market the fair value of the debt derivatives and determined a fair value of $37,157. The Company recorded a gain from change in fair value of debt derivatives of $84,284 for the year ended March 31, 2017. The fair value of the embedded derivatives was determined using Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 237.35%, (3) weighted average risk-free interest rate of 0.74%, (4) expected life of 0.12 years, and (5) estimated fair value of the Company’s common stock of $0.0044 per share.